Stock-based Compensation (Detail) (Stock Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 50.5	$ 45.9	$ 40.3
Tax benefit	$ 17.7	$ 16.1	$ 14.1